Investment Strategy - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Fund investing over 25% in any one country. The Fund may invest significantly in the Asia-Pacific region, which consists of Hong Kong, the People’s Republic of China, Republic of Korea, Taiwan, and India, among other countries. As a result, the Fund’s investments in the region may be particularly susceptible to risks in that region.
Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Fund.
The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies that the Manager believes have durable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.
The Manager defines durable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Durability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.
Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries.